UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21179______

_______BlackRock New York Insured Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Insured Municipal Income Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—149.8%
			New York—136.7%
			Dorm. Auth.,
AAA	$ 5,000		Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	$ 5,317,400
AAA	7,000		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,316,540
AAA	2,500		Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,678,825
AAA	3,160		Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,337,055
Aa3	3,000		Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,129,450
AAA	10,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	3,096,300
AAA	5,000		New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,130,200
AAA	7,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,259,420
AAA	2,000		Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,099,900
AAA	3,500		Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,677,100
AAA	7,000	[3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,298,900
AAA	2,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,138,180
BBB-	1,000		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj.,
			6.25%, 8/01/34	08/13 @ 100	1,047,350
			Met. Transp. Auth.,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,152,129
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,904,934
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,365,800
AAA	5,000	[4]	Dedicated Tax Fund, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,523,750
AAA	2,660		Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,854,606
AAA	10,000		Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,491,400
A+	1,000		New York City, Ser. O, 5.00%, 6/01/30	06/15 @ 100	1,053,890
A	2,500		New York City Indl. Dev. Agcy., Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,613,575
AAA	3,500		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,694,985
AAA	6,000		New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,306,660
AAA	5,000		New York City Trust Cultural Resources, American Museum of Natural History Proj.,
			Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,264,450
BBB	3,320		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,432,913
AAA	6,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,411,420
AAA	10,000		Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,500,500
BBB	6,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	6,121,920

					133,219,552

			Puerto Rico—13.1%
BBB	7,600		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	7,644,536
A	5,000		Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,093,050

					12,737,586

			Total Long-Term Investments (cost $139,077,145)		145,957,138

			SHORT-TERM INVESTMENTS—7.2%
			Alaska—3.1%
A1+	3,000	[5]	Valdez Alaska Marine Term., Refdg. Exxon Pipeline Co. Proj., Ser. A, 2.87%, 6/01/05, FRDD	N/A	3,000,000

			Ohio—1.7%
VMIG1	1,700	[5]	Hamilton Cnty. Hosp. Facs. Proj., 3.01%, 6/02/05, FRWD	N/A	1,700,000

1

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.4%
2,300	AIM Tax Free Investment Co. Cash Reserve Portfolio	$2,300,000

	Total Short-Term Investments (cost $7,000,000)	7,000,000

	Total Investments—157.0% (cost $146,077,1456)	$152,957,138
	Other assets in excess of liabilities—0.5%	473,690
	Preferred shares at redemption value, including dividends payable—(57.5)%	(56,007,664)

	Net Assets Applicable to Common Shareholders—100%	$97,423,164

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $729,890 on 381 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $43,154,203, with an unrealized loss of $619,488.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is as of May 31, 2005.
[6]	Cost for Federal income purposes is $146,087,082. The net unrealized appreciation on a tax basis is $6,870,056 consisting of $6,870,056 gross unrealized appreciation and $0 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.6% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FRWD	— Floating Rate Weekly Demand
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FRDD	— Floating Rate Daily Demand	XLCA	— XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Insured Municipal Income Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005